Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
5G spectrum bidding amount		$ 1,000
Additions-acquired separately	$ 48,373
Senao Networks, Inc. ("SNI") [Member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate			12.10%	12.30%	13.70%
Senao Networks, Inc. ("SNI") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss			$ 9	$ 9	$ 0
Senao Networks, Inc. ("SNI") [Member] | Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss					$ 51
Bottom of range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			1 year
Bottom of range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			1 year
Top of Range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			10 years
Top of Range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			20 years